Fair Values - Summary of Changes in Instruments Included in Fair Value Level 3 (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	$ 21,142,164,324
Ending balance	20,593,625,497	$ 21,142,164,324
Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	17,294,859	108,078,447
Transfers		(6,684,015)
Transfers	9,285,449
Recognition	23,785,139	19,057,619
Derecognition	(34,536,230)	(68,737,211)
Income (Loss)	26,589,278	17,353,277
Inflation Effect	(27,953,117)	(51,773,258)
Ending balance	14,465,378	17,294,859
Government Securities | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	0	21,127,492
Transfers		(10,174,881)
Transfers	5,543,268
Recognition	2,140,911	8,677,392
Derecognition	(10,049,842)	(18,511,273)
Income (Loss)	3,226,815	7,573,012
Inflation Effect	(861,152)	(8,691,742)
Ending balance	0	0
Corporate Securities | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	3,921,594	4,135,491
Transfers	3,742,181	3,490,866
Recognition	20,023,646	10,380,227
Derecognition	(19,231,612)	(15,164,824)
Income (Loss)	2,720,250	1,644,957
Inflation Effect	(10,675,781)	(565,123)
Ending balance	500,278	3,921,594
Other Financial Assets
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	285,354,838
Ending balance	259,641,701	285,354,838
Other Financial Assets | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	0	68,296,658
Transfers		0
Recognition		0
Derecognition		(35,061,114)
Income (Loss)		0
Inflation Effect		(33,235,544)
Ending balance	0	0
Investments in Equity Instruments | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	13,373,265	14,518,806
Transfers	0	0
Recognition	1,620,582	0
Derecognition	(5,254,776)	0
Income (Loss)	20,642,213	8,135,308
Inflation Effect	(16,416,184)	(9,280,849)
Ending balance	$ 13,965,100	$ 13,373,265